Income taxes - Income Taxes Recognized During Period (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 13,706	$ 13,020	$ 34,967	$ 37,516
Tax impact of restructuring and other items	0	0	(2,261)	0
Provision for income taxes	$ 13,706	$ 13,020	$ 32,706	$ 37,516